Offsetting Financial Assets and Financial Liabilities - Offsetting Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
Deposits	€ 695,000		€ 668,000	€ 625,000
Gross amounts of financial liabilities | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	26,665		16,819
Securities loaned	2		1
Financial liabilities at fair value through profit or loss	608,837		609,711
Negative market values from derivative financial instruments	233,209		284,351
Of which: Negative market values from derivatives qualifying for hedge accounting	187		1,699
Gross amounts of financial liabilities | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	694,580		667,700
Central bank funds purchased and securities sold under repurchase agreements	1,970		1,350
Securities loaned	0		1
Financial liabilities at fair value through profit or loss	36,584		35,382
Negative market values from derivative financial instruments	6,352		8,672
Remaining liabilities not subject to netting	136,937		129,700
Gross amounts of financial liabilities | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	645,421	[1]	645,092
Other liabilities	142,609		100,165
Total liabilities	1,648,184		1,560,829
Gross amounts set off on the balance sheet | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	(24,458)		(14,429)
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	(261,191)		(232,683)
Negative market values from derivative financial instruments	(13,734)		(16,613)
Of which: Negative market values from derivatives qualifying for hedge accounting	(16)		(24)
Gross amounts set off on the balance sheet | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements	0		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	0		0
Negative market values from derivative financial instruments	0		0
Remaining liabilities not subject to netting	0		0
Gross amounts set off on the balance sheet | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	(261,191)	[1]	(232,683)
Other liabilities	(4,948)		(4,549)
Total liabilities	(290,597)		(251,661)
Net amounts of financial liabilities presented on the balance sheet | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	2,207		2,390
Securities loaned	2		1
Financial liabilities at fair value through profit or loss	347,646		377,028
Negative market values from derivative financial instruments	219,474		267,738
Of which: Negative market values from derivatives qualifying for hedge accounting	172		1,676
Net amounts of financial liabilities presented on the balance sheet | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	694,580		667,700
Central bank funds purchased and securities sold under repurchase agreements	1,970		1,350
Securities loaned	0		1
Financial liabilities at fair value through profit or loss	36,584		35,382
Negative market values from derivative financial instruments	6,352		8,672
Remaining liabilities not subject to netting	136,937		129,700
Net amounts of financial liabilities presented on the balance sheet | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	384,230	[1]	412,409
Other liabilities	137,662		95,616
Total liabilities	1,357,588		1,309,168
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	0		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	(182,953)		(230,472)
Negative market values from derivative financial instruments	(181,109)		(228,718)
Of which: Negative market values from derivatives qualifying for hedge accounting	(142)		(1,098)
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements	0		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	0		0
Negative market values from derivative financial instruments	0		0
Remaining liabilities not subject to netting	0		0
Amounts not set off on the balance sheet, Impact of Master Netting Agreements | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	(182,953)	[1]	(230,472)
Other liabilities	(36,132)		(37,086)
Total liabilities	(219,085)		(267,559)
Amounts not set off on the balance sheet, Cash collateral | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	0		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	(24,052)		(23,677)
Negative market values from derivative financial instruments	(24,052)		(23,677)
Of which: Negative market values from derivatives qualifying for hedge accounting	(13)		(91)
Amounts not set off on the balance sheet, Cash collateral | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements	0		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	(502)		(607)
Negative market values from derivative financial instruments	(502)		(607)
Remaining liabilities not subject to netting	0		(6)
Amounts not set off on the balance sheet, Cash collateral | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	(24,554)	[1]	(24,285)
Other liabilities	(13)		(91)
Total liabilities	(24,567)		(24,382)
Amounts not set off on the balance sheet, Financial instrument collateral | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	(2,205)		(2,390)
Securities loaned	(2)		(1)
Financial liabilities at fair value through profit or loss	(85,185)		(66,495)
Negative market values from derivative financial instruments	(1,737)		(2,458)
Of which: Negative market values from derivatives qualifying for hedge accounting	(2)		(101)
Amounts not set off on the balance sheet, Financial instrument collateral | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	0		0
Central bank funds purchased and securities sold under repurchase agreements	(5)		(123)
Securities loaned	0		(1)
Financial liabilities at fair value through profit or loss	(969)		(3,332)
Negative market values from derivative financial instruments	(85)		(142)
Remaining liabilities not subject to netting	0		0
Amounts not set off on the balance sheet, Financial instrument collateral | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	(86,154)	[1]	(69,828)
Other liabilities	(2)		(101)
Total liabilities	(88,368)		(72,444)
Net amount | enforceable
Disclosure of offsetting of financial liabilities [line items]
Central bank funds purchased and securities sold under repurchase agreements	2		0
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	55,456		56,383
Negative market values from derivative financial instruments	12,576		12,884
Of which: Negative market values from derivatives qualifying for hedge accounting	15		386
Net amount | non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Deposits	694,580		667,700
Central bank funds purchased and securities sold under repurchase agreements	1,965		1,227
Securities loaned	0		0
Financial liabilities at fair value through profit or loss	35,113		31,442
Negative market values from derivative financial instruments	5,766		7,923
Remaining liabilities not subject to netting	136,937		129,694
Net amount | enforceable and non-enforceable
Disclosure of offsetting of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	90,568	[1]	87,825
Other liabilities	101,516		58,338
Total liabilities	€ 1,025,568		€ 944,784

[1]	1 In accordance with Note 12 ‘Financial assets/liabilities at fair value through profit or loss’ the position is predominately comprised of trading securities (asset), trading securities (liability), securities purchased and sold under resale agreements accounted at fair value through profit or loss as well as positive and negative market values from derivative financial instruments